Related Parties Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Parties Balances and Transactions [Abstrract]
Schedule of Related Party Payables Included in Accounts Payable and Accrued Expenses	The following related party payables are included in accounts payable and accrued expenses.
	As of December 31,
	2023	2022
Payables to related party - Officers (*)	38	3
	38	3
(*)	Relates to Chief Executive Officer’s and Chief Financial Officer’s services

Schedule of Related Party Transactions	Transactions
	Year ended December 31,
	2023	2022
Consulting services (*)	244	113
CFO fee (**)	144	72
CTO fee	-	105
Directors’ fee	-	17
Shares based compensation (***)	-	2,090
	388	2,397
(*)	Including salary expenses to Company’s CEO and the Company’s CFO. For further details on the consulting agreement with the Company’s CEO, refer to Note 6d.
(**)	Including legal services provided to the Company’s subsidiary by Company’s CFO with respect to an agreement between the Company and its CFO.
(***)	Including share-based compensation expenses of $250 to the Company’s CEO, $1,000 to the Company’sCFO, $500 to the Company’s Chief Technology Officer and Director, $50 to Company’s current director and $290 to Company’s former director, refer to Notes 5d and 6k.